PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2014
PROPERTY AND EQUIPMENT, NET

NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following (in thousands):

	December 31,		June 30, 2014
	2012	2013
Software	$37,418	$43,513	$47,880
Office equipment, including data processing equipment	13,386	14,667	17,300
Leasehold improvements	6,178	6,836	6,918
Furniture, fixtures, and equipment	2,981	3,998	5,061
Projects in progress	3,801	5,106	7,166

	63,764	74,120	84,325
Accumulated depreciation	(39,404)	(48,430)	(53,936)

Property and equipment, net	$24,360	$25,690	$30,389

Software and furniture, fixtures, and equipment include amounts for assets under capital leases of $3.0 million, $1.4 million and $1.5 million at December 31, 2012, 2013 and June 30, 2014, respectively. Accumulated depreciation of these assets was $1.4 million, $0.5 million and $0.7 million at December 31, 2012, 2013 and June 30, 2014, respectively. Amortization of assets held under capital leases is included with depreciation expense in the accompanying consolidated statements of operations.

Projects in progress consist primarily of software development costs. The Company capitalizes software development costs intended for internal use. The Company recognized depreciation expense for capitalized internally developed software of $1.6 million, $2.4 million and $4.5 million for the years ended December 31, 2011, 2012 and 2013, respectively and $2.2 million and $2.9 million for the six months ended June 30, 2013 and 2014, respectively. Accumulated depreciation for these assets was $19.7 million, $25.3 million and $27.4 million at December 31, 2012, 2013 and June 30, 2014, respectively. The Company periodically assesses the likelihood of unsuccessful completion of projects in progress, as well as monitoring events or changes in circumstances, which might suggest that impairment has occurred and recoverability should be evaluated. An impairment loss is recognized if the carrying amount of the asset is not recoverable and exceeds the future net cash flows expected to be generated by the asset. Due to significant changes in the extent and manner in which assets were expected to be used, the Company recognized losses of $0.4 million, $2.8 million and $0.8 million for the years ended December 31, 2011, 2012 and 2013, respectively, and on certain internally developed software and included these charges in depreciation expense in the accompanying consolidated statements of operations. There were no losses recognized on internally developed software for the six months ended June 30, 2013 and 2014, respectively.